Consolidated Statement of Profit or Loss	12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 SGD ($) $ / shares shares	Jun. 30, 2024 SGD ($) $ / shares shares
Profit or loss [abstract]
Revenue	$ 8,900,027	$ 11,319,944	$ 10,050,923
Other income	1,377,851	1,752,489	461,029
Consumables, medical supplies and other related expenses	(2,006,809)	(2,552,460)	(2,248,136)
Employee benefit expenses	(5,030,217)	(6,397,933)	(3,638,942)
Depreciation expense	(928,633)	(1,181,128)	(528,727)
Rent expense	(110,917)	(141,075)	(3,180)
Other operating expense	(2,594,707)	(3,300,208)	(1,512,168)
Impairment loss on goodwill	(8,136,844)	(10,349,252)
Finance cost	(160,349)	(203,948)	(176,238)
(Loss)/Profit before tax	(8,690,598)	(11,053,571)	2,404,561
Income tax expense	328,165	417,393	(331,761)
(Loss)/Profit after tax	(8,362,433)	(10,636,178)	2,072,800
(Loss)/Profit for the year, representing total comprehensive income for the year	(8,362,433)	(10,636,178)	2,072,800
(Loss)/Profit attributable to:
Owners of the Company	(8,362,039)	(10,635,677)	2,072,800
Non-controlling interests	(394)	(501)
(Loss)/Profit for the year	$ (8,362,433)	$ (10,636,178)	$ 2,072,800
Basic | (per share)	$ (0.45)		$ 0.13
Diluted | (per share)	$ (0.45)	$ (0.57)	$ 0.13
Basic	18,785,750	18,785,750	16,250,000
Diluted	18,785,750	18,785,750	16,250,000